FINANCIAL ASSETS AND LIABILITIES - Itaipu financial assets (Details) - Itaipu - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries
Accounts Receivable	R$ 3,665,620	R$ 3,921,488
Right of Reimbursement	2,837,610	2,608,840
Energy Suppliers - Itaipu	(3,213,830)	(3,314,717)
Reimbursement obligations	(3,868,026)	(3,862,825)
Total Current Assets/Liabilities	(578,626)	(647,214)
Accounts Receivable	406,085	656,177
Right of Reimbursement	306,339	1,891,004
Reimbursement obligations	(283,559)	(1,444,147)
Total Assets/Non-Current Liabilities	428,865	1,103,034
Total	R$ (149,761)	R$ 455,820